Debt - Scheduled Maturities of Debt (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
2013		$ 23
2014		367
2015
2016		179
2017
2018 and thereafter
Total debt	$ 938	$ 569	$ 698